Exhibit 99.1
FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: February 13, 2024

DATES
Collection Period	6
Collection Period Beginning Date	1/1/2024
Collection Period Ending Date	1/31/2024
Payment Date	2/15/2024
SOFR Determination Date	1/11/2024
SOFR Rate	5.346%

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance
Class A-1 Notes	0.0%	$30,760,804.70	$30,760,804.70	$0.00
Class A-2-A Notes	97.4%	$393,480,000.00	$10,310,102.90	$383,169,897.10
Class A-2-B Notes	97.4%	$226,320,000.00	$5,930,117.13	$220,389,882.87
Class A-3 Notes	100.0%	$580,200,000.00	$0.00	$580,200,000.00
Class A-4 Notes	100.0%	$102,960,000.00	$0.00	$102,960,000.00
Total Securities	81.5%	$1,333,720,804.70	$47,001,024.73	$1,286,719,779.97

Overcollateralization		$69,719,907.84		$69,719,907.84
Reserve Account Balance		$4,101,171.05		$4,101,171.05
Net Pool Balance	82.6%	$1,488,430,059.02	$49,984,456.33	$1,438,445,602.69
Yield Supplement Overcollateralization Amount		$84,989,346.48		$82,005,914.88
Adjusted Pool Balance	82.7%	$1,403,440,712.54	$47,001,024.73	$1,356,439,687.81

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	5.618%	$30,760,804.70	$144,011.83
Class A-2-A Notes	5.800%	$393,480,000.00	$1,901,820.00
Class A-2-B Notes	5.876%	$226,320,000.00	$1,108,213.60
Class A-3 Notes	5.530%	$580,200,000.00	$2,673,755.00
Class A-4 Notes	5.520%	$102,960,000.00	$473,616.00
		$1,333,720,804.70	$6,301,416.43

II. AVAILABLE FUNDS
Interest Collections	$7,673,750.69
Repurchased Interest Collections	$0.00
Principal Collections	$49,113,892.80
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$389,192.00
Liquidation Expenses*	$21,072.57
Total Collections	$57,155,762.92

Reserve Account Draw Amount	$0.00

Total Available Funds	$57,155,762.92

Investment Earnings (Collections Acct. remitted to servicer)	$224,222.89
Investment Earnings (Reserve Acct. remitted to servicer)	$18,145.44

*Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: February 13, 2024

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$1,482,726.71	$1,482,726.71	$0.00
Class A-1 Notes	$144,011.83	$144,011.83	$0.00
Class A-2-A Notes	$1,901,820.00	$1,901,820.00	$0.00
Class A-2-B Notes	$1,108,213.60	$1,108,213.60	$0.00
Class A-3 Notes	$2,673,755.00	$2,673,755.00	$0.00
Class A-4 Notes	$473,616.00	$473,616.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$47,001,024.73	$47,001,024.73	$0.00
Accrued and Unpaid Fees to Owner/Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$2,370,595.05	$2,370,595.05	$0.00
	$57,155,762.92	$57,155,762.92	$0.00

Principal Payment:
First Allocation of Principal		$0.00
Regular Principal Distribution Amount		$47,001,024.73
Total		$47,001,024.73

IV. POOL INFORMATION
Net Pool Balance		$1,438,445,602.69
Adjusted Pool Balance		$1,356,439,687.81
Number of Receivables Outstanding		66,673
Weighted Average Contract Rate		5.949%
Weighted Average Remaining Term (mos)		51.63

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance		$4,101,171.05
Target Credit Enhancement Overcollateralization Amount		$69,719,907.84
Beginning Period Overcollateralization Amount		$69,719,907.84
Ending Period Overcollateralization Amount		$69,719,907.84
Overcollateralization Shortfall		$0.00
Overcollateralization as % of Adjusted Pool Balance		5.14%

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance		$4,101,171.05
Beginning Reserve Account Balance		$4,101,171.05
Reserve Account Deposits		$0.00
Reserve Account Draws		$0.00
Ending Reserve Account Balance		$4,101,171.05

FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: February 13, 2024

VII. LOSS & DELINQUENCY INFORMATION
	Amount	# of Receivables
Defaulted Receivables	$376,550.44	22
Realized Losses for Collection Period	$526,965.69	34
CHG Off Recoveries for Collection Period	$45,594.16	16
Net Loss for Collection Period	$481,371.53
Net Loss as % of Ending Pool Balance	0.033%
Net Loss % for 1 Period Prior	0.020%
Net Loss % for 2 Periods Prior	0.027%
Net Loss % for 3 Periods Prior	0.001%
Four-Month Average Net Loss %	0.020%

Cumulative Losses (net of recoveries) for All Collection Periods	$1,216,206.96
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.070%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	243	$6,377,956.72
As % of Ending Pool Balance		0.443%

Receivables 60 - 89 Days Delinquent	62	$1,438,616.85
As % of Ending Pool Balance		0.100%

Receivables 90 - 119 Days Delinquent	39	$991,420.07
As % of Ending Pool Balance		0.069%

Receivables 120 - 150 Days Delinquent	9	$142,355.45
As % of Ending Pool Balance		0.010%

Receivables 150+ Days Delinquent	2	$45,014.53
As % of Ending Pool Balance		0.003%

Total Delinquencies	355	$8,995,363.62
As % of Ending Pool Balance		0.625%

Total Repossessions	26	$610,635.10
Total Repossessions Life-to-Date	62	$1,685,747.77

Total 30+ Day Delinquencies	355	$8,995,363.62
As % of Ending Pool Balance		0.625%
Total 30+ Day Delinquencies % 1 Period Prior		0.637%
Total 30+ Day Delinquencies % 2 Periods Prior		0.530%
Total 30+ Day Delinquencies % 3 Periods Prior		0.422%
Four-Month Average Total 30+ Day Delinquency %		0.554%

60-Day Delinquency Percentage		0.182%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO